Annual Total Returns (Bar Chart) - Science & Technology Trust (Science & Technology Trust, Series I, Science & Technology Trust)	12 Months Ended
May 01, 2011
Science & Technology Trust | Series I, Science & Technology Trust
Bar Chart Table:
2001	(41.25%)
2002	(40.76%)
2003	50.39%
2004	0.87%
2005	2.08%
2006	5.52%
2007	19.57%
2008	(44.44%)
2009	64.48%
2010	24.61%